Compensation of Key Management (Details) - Schedule of key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Key Management Abstract
Salaries and other benefits	$ 1,944	$ 3,079	$ 1,720
Stock-based compensation (non-cash)	1,535	1,680	961
Total	$ 3,479	$ 4,759	$ 2,681